UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2011

Date of reporting period: December 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein U.S. Strategic Research Portfolio

December 31, 2010

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

February 18, 2011

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein U.S. Strategic Research Portfolio (the “Fund”), for the six- and 12-month periods ended December 31, 2010. The Fund commenced operations on December 23, 2009.

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. The Fund pursues opportunistic growth by investing primarily in a diversified portfolio of U.S. companies in multiple industries that may benefit from innovation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. companies.

The Fund invests in securities issued by companies from multiple industries in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund may invest up to 20% of its net assets in equity and fixed income securities issued by non-U.S. corporate and governmental issuers. The Fund may invest in both developed and emerging market countries. The percentage of the Fund’s assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with AllianceBernstein L.P.’s (the “Adviser”) assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. The Fund may also invest in synthetic foreign equity securities, which are a type of warrant used internationally that entitle a holder to buy or sell underlying securities, real estate investment trusts and zero coupon bonds. Normally, the Fund invests in about 40-60 companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

Investment Results

The table on page 5 shows the Fund’s performance compared to its benchmark, the S&P 500 Index. During both the six- and 12-month periods ended December 31, 2010, the Fund outperformed its benchmark, without sales charges. In the six-month period, both security and sector selection added to performance, with the majority of the positive relative performance due to stock selection. The largest contribution came from stock selection in information technology,

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	1

which benefited from the Fund’s Web 2.0 theme, followed by contributions from the consumer discretionary and energy holdings. A minor detraction from performance was attributable to the underweight in telecommunications and stock selection in the consumer staples sector. Individual contributors for the six-month period ended December 31, 2010 were spread across themes and sectors, with strong performance from Freeport-McMoRan, National Oilwell Varco, Cameco and Amazon. Many of the cyclically-oriented stocks in our Heightened Cyclicality theme benefited as perceptions of the strength of the economic recovery improved in the second half of 2010. Detractors during the six-month period ended December 31, 2010 included Shaw Group, as investors questioned the build-out of nuclear capacity in the U.S., and Calpine, which was hurt by low natural gas prices. Qiagen and Medco also underperformed as many health care companies felt the negative impact of fewer doctor visits by patients during a period of economic uncertainty.

In the 12-month period ended December 31, 2010 both security selection and sector selection added to performance but the majority of outperformance was due to stock selection. Stock selection in the information technology sector was, by far, the largest contributor, driven by holdings in the Web 2.0 theme. Detracting from performance was stock selection in financials as well as the underweight in telecommunications. Contributions from individual stocks was spread among sectors and themes. The contributors included Illumina, which benefited from its market leadership in machines that allow scientists to map out the entire human DNA. Engine maker Cummins benefited from the continued economic recovery, while Salesforce.com and VMware benefited as companies increasingly decided to use the Internet as the place to store information and run their software, dramatically lowering their costs in the process. Detractors from performance included medical technology provider, Qiagen, which languished as fewer patients visited their doctor. Coal producer Consol Energy languished as coal prices remained subdued through much of the year. Credit Suisse also underperformed along with other European financials despite their stronger capital position relative to peers.

The Fund did not utilize derivatives or leverage during the reporting period.

Market Review and Investment Strategy

Volatility abounded during 2010, with initial expectations for a continued recovery called into question in the spring, due to concerns over sovereign debt levels in Europe. Adding to these concerns was the oil spill in the Gulf of Mexico and softer economic statistics. The Fund’s Strategic Research Portfolio Oversight Group used this opportunity to add to the Fund’s cyclically-oriented positions, believing that the recovery was intact and inflation expectations would rise along with

2	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

economic growth. In the second half of 2010, optimism began to recover, with U.S. equity markets particularly strong in September. One catalyst was the expectation that there would be a shift in power in the U.S. political system and a desire to reduce fiscal spending going forward. There was also increased optimism that existing tax cuts would be extended.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	3

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; a 1% 1 year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged S&P 500 Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Standard & Poor’s (S&P®) 500 Stock Index includes 500 U.S. stocks and is a common representation of the performance of the overall U.S. stock market. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

The market values of the Fund’s holdings rise and fall from day to day, so investments may lose value. Non-U.S. securities may be more volatile because of political, regulatory, market and economic uncertainties associated with such securities. Fluctuations in currency exchange rates may negatively affect the value of the investment or reduce returns. These risks are magnified in emerging or developing markets. Investing in derivative instruments such as options, futures, forwards or swaps can be riskier than traditional investments, and may be more volatile, especially in a down market. Small- and mid-cap stocks are often more volatile than large-cap stocks—smaller companies generally face higher risks due to their limited product lines, markets and financial resources.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED DECEMBER 31, 2010	NAV Returns
	6 Months	12 Months
AllianceBernstein U.S. Strategic Research Fund
Class A	34.07%	23.61%

Class C	33.73%	22.76%

Advisor Class†	34.30%	23.96%

S&P 500 Index	23.27%	15.06%

†  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

    Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2010
	NAV Returns	SEC Returns

Class A Shares
6 Months	34.07%	28.36%
12 Months	23.61%	18.40%
Since Inception†	23.05%	17.97%

Class C Shares
6 Months	33.73%	32.73%
12 Months	22.76%	21.76%
Since Inception†	22.22%	22.22%

Advisor Class Shares*
6 Months	34.30%	34.30%
12 Months	23.96%	23.96%
Since Inception†	23.39%	23.39%

The Fund’s prospectus fee table shows the Fund’s total annual operating expense ratios as 37.39%, 40.51%, and 45.29%, for Class A, Class C, and Advisor Class, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios to 1.35%, 2.05%, and 1.05%, for Class A, Class C, and Advisor Class, respectively. These waivers/reimbursements extend through the Fund’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower.

†	Inception date for Class A, C and Advisor Class shares is December 23, 2009.

*	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as the NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2010)
SEC Returns

Class A Shares
6 Months	28.36%
12 Months	18.40%
Since Inception†	17.97%

Class C Shares
6 Months	32.73%
12 Months	21.76%
Since Inception†	22.22%

Advisor Class Shares*
6 Months	34.30%
12 Months	23.96%
Since Inception†	23.39%

*	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†	Inception date for Class A, C and Advisor Class shares is December 23, 2009.

See Historical Performance disclosures on page 4.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	7

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2010		Ending Account Value December 31, 2010		Expenses Paid During Period*
	Actual	Hypothetical	Actual	Hypothetical**	Actual	Hypothetical
Class A	$1,000	$1,000	$1,340.66	$1,018.40	$7.96	$6.87
Class C	$1,000	$1,000	$1,337.29	$1,014.87	$12.08	$10.41
Advisor Class	$1,000	$1,000	$1,342.99	$1,019.91	$6.20	$5.35
Class R†	$1,000	$1,000	$1,341.10	$1,017.39	$9.15	$7.88
Class K†	$1,000	$1,000	$1,341.01	$1,018.60	$7.67	$6.61
Class I†	$1,000	$1,000	$1,343.45	$1,019.91	$6.20	$5.35
*	Expenses are equal to the classes’ annualized expense ratios of 1.35%, 2.05%, 1.05%, 1.55%, 1.30% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), respectively.

**	Assumes 5% return before expenses.

†	Share class is not currently publicly offered.

8	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Fund Expenses

PORTFOLIO SUMMARY

December 31, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $5.3

TEN LARGEST HOLDINGS**

December 31, 2010 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Weyerhaeuser Co.	$167,928	3.2%
Amazon.com, Inc.	160,200	3.0
Apple, Inc.	153,538	2.9
Barrick Gold Corp.	152,094	2.9
Shaw Group, Inc. (The)	138,631	2.6
Bank of New York Mellon Corp. (The)	129,256	2.5
Monsanto Co.	126,397	2.4
Illumina, Inc.	126,363	2.4
Johnson Controls, Inc.	126,060	2.4
Medco Health Solutions, Inc.	125,910	2.4
	$1,406,377	26.7%

*	All data are as of December 31, 2010. The Fund’s sector type breakdown is expressed as a percentage of total investments and may vary over time.

**	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	9

Portfolio Summary and Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

December 31, 2010 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Information Technology – 20.0%
Communications Equipment – 4.1%
Juniper Networks, Inc.(a)	3,005	$110,944
QUALCOMM, Inc.	2,085	103,187

		214,131

Computers & Peripherals – 4.0%
Apple, Inc.(a)	476	153,538
NetApp, Inc.(a)	1,010	55,510

		209,048

Electronic Equipment, Instruments & Components – 1.2%
Dolby Laboratories, Inc. – Class A(a)	955	63,699

Internet Software & Services – 3.1%
Equinix, Inc.(a)	955	77,603
Google, Inc.—Class A(a)	149	88,502

		166,105

Software – 7.6%
Intuit, Inc.(a)	2,285	112,650
Red Hat, Inc.(a)	2,255	102,941
Salesforce.com, Inc.(a)	715	94,380
VMware, Inc. – Class A(a)	1,015	90,244

		400,215

		1,053,198

Energy – 16.6%
Energy Equipment & Services – 6.0%
Nabors Industries Ltd.(a)	4,420	103,693
National Oilwell Varco, Inc.	1,605	107,937
Schlumberger Ltd.	1,250	104,375

		316,005

Oil, Gas & Consumable Fuels – 10.6%
Cameco Corp.	2,770	111,852
Denbury Resources, Inc.(a)	6,325	120,744
EOG Resources, Inc.	770	70,386
Noble Energy, Inc.	775	66,712
Occidental Petroleum Corp.	1,250	122,625
Southwestern Energy Co.(a)	1,760	65,877

		558,196

		874,201

Financials – 14.9%
Capital Markets – 7.0%
Bank of New York Mellon Corp. (The)	4,280	129,256
Credit Suisse Group AG (Sponsored ADR)	1,840	74,355
Goldman Sachs Group, Inc. (The)	507	85,257
State Street Corp.	1,750	81,095

		369,963

10	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Diversified Financial Services – 3.7%
CME Group, Inc. – Class A	358	$115,187
IntercontinentalExchange, Inc.(a)	655	78,043

		193,230

Insurance – 1.0%
AON Corp.	1,130	51,991

Real Estate Investment Trusts (REITs) – 3.2%
Weyerhaeuser Co.	8,871	167,928

		783,112

Consumer Discretionary – 12.3%
Auto Components – 2.4%
Johnson Controls, Inc.	3,300	126,060

Hotels, Restaurants & Leisure – 1.7%
Starwood Hotels & Resorts Worldwide, Inc.	1,425	86,612

Internet & Catalog Retail – 4.3%
Amazon.com, Inc.(a)	890	160,200
NetFlix, Inc.(a)	385	67,644

		227,844

Media – 3.9%
Interpublic Group of Cos., Inc. (The)(a)	9,440	100,253
Walt Disney Co. (The)	2,825	105,966

		206,219

		646,735

Industrials – 11.9%
Air Freight & Logistics – 1.2%
United Parcel Service, Inc. – Class B	860	62,419

Construction & Engineering – 2.6%
Shaw Group, Inc. (The)(a)	4,050	138,631

Electrical Equipment – 2.1%
Babcock & Wilcox Co.(a)	4,222	108,041

Machinery – 4.1%
Cummins, Inc.	985	108,360
Deere & Co.	1,305	108,380

		216,740

Professional Services – 1.9%
Manpower, Inc.	1,580	99,161

		624,992

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

Materials – 10.5%
Chemicals – 3.5%
Air Products & Chemicals, Inc.	655	$59,572
Monsanto Co.	1,815	126,397

		185,969

Metals & Mining – 7.0%
Allegheny Technologies, Inc.	1,810	99,876
Barrick Gold Corp.	2,860	152,094
Freeport-McMoRan Copper & Gold, Inc.	955	114,686

		366,656

		552,625

Health Care – 8.8%
Health Care Providers & Services – 2.4%
Medco Health Solutions, Inc.(a)	2,055	125,910

Life Sciences Tools & Services – 4.4%
Illumina, Inc.(a)	1,995	126,363
Thermo Fisher Scientific, Inc.(a)	1,900	105,184

		231,547

Pharmaceuticals – 2.0%
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	1,995	103,999

		461,456

Utilities – 2.5%
Independent Power Producers & Energy Traders – 1.6%
Calpine Corp.(a)	6,395	85,309

Multi-Utilities – 0.9%
Sempra Energy	920	48,282

		133,591

Consumer Staples – 0.8%
Personal Products – 0.8%
Estee Lauder Cos., Inc. (The) – Class A	565	45,595

Total Common Stocks (cost $4,692,968)		5,175,505

12	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 15.2%
Investment Companies – 15.2%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.16%(b) (cost $798,263)	798,263	$798,263

Total Investments – 113.5% (cost $5,491,231)		5,973,768
Other assets less liabilities – (13.5)%		(711,032)

Net Assets – 100.0%		$5,262,736

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	13

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

December 31, 2010 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,692,968)	$5,175,505
Affiliated issuers (cost $798,263)	798,263
Receivable due from Adviser	87,106
Dividends receivable	2,353

Total assets	6,063,227

Liabilities
Payable for investment securities purchased	730,497
Transfer Agent fee payable	2,759
Distribution fee payable	832
Accrued expenses	66,403

Total liabilities	800,491

Net Assets	$5,262,736

Composition of Net Assets
Capital stock, at par	$4,302
Additional paid-in capital	4,834,315
Distributions in excess of net investment income	(1,502)
Accumulated net realized loss on investment transactions	(56,916)
Net unrealized appreciation on investments	482,537

$5,262,736

Net Asset Value Per Share—18 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$3,700,023	302,475	$12.23	*

C	$314,716	25,861	$12.17

Advisor	$1,211,443	98,856	$12.25

R	$12,169	1,000	$12.17

K	$12,184	1,000	$12.18

I	$12,201	1,000	$12.20

*	The maximum offering price per share for Class A shares was $12.77 which reflects a sales charge of 4.25%.

See notes to financial statements.

14	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2010 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $87)	$36,854
Affiliated issuers	69	$36,923

Expenses
Advisory fee (see Note B)	8,408
Distribution fee—Class A	1,518
Distribution fee—Class C	681
Distribution fee—Class R	27
Distribution fee—Class K	14
Transfer agency—Class A	4,081
Transfer agency—Class C	578
Transfer agency—Advisor Class	5,163
Transfer agency—Class R	5
Transfer agency—Class K	4
Transfer agency—Class I	1
Amortization of offering expenses	51,790
Custodian	42,699
Administrative	42,000
Registration fees	39,136
Audit	16,644
Legal	15,055
Printing	13,069
Directors’ fees	7,581
Miscellaneous	2,375

Total expenses	250,829
Less: expenses waived and reimbursed by the Adviser (see Note B)	(236,817)

Net expenses		14,012

Net investment income		22,911

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on investment transactions		(16,150)
Net change in unrealized appreciation/depreciation of investments		600,918

Net gain on investment transactions		584,768

Net Increase in Net Assets from Operations		$607,679

See notes to financial statements.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	15

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2010 (unaudited)	December 23, 2009(a) to June 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$22,911	$(1,338)
Net realized loss on investment transactions	(16,150)	(40,790)
Net change in unrealized appreciation/depreciation of investments	600,918	(118,381)

Net increase (decrease) in net assets from operations	607,679	(160,509)
Dividends to Shareholders from
Net investment income
Class A	(9,289)	– 0	–
Class C	(1,664)	– 0	–
Advisor Class	(13,539)	– 0	–
Class R	(158)	– 0	–
Class K	(173)	– 0	–
Class I	(188)	– 0	–
Capital Stock Transactions
Net increase	3,147,005	1,693,572

Total increase	3,729,673	1,533,063
Net Assets
Beginning of period	1,533,063	– 0	–

End of period (including distributions in excess of net investment income of ($1,502) and undistributed net investment income of $598, respectively	$5,262,736	$1,533,063

(a)	Commencement of operations.

See notes to financial statements.

16	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Statement Of Changes In Net Assets

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Cap Fund, Inc. (the “Company”), is a Maryland corporation. The Company currently has five series, AllianceBernstein U.S. Strategic Research Portfolio (the “Fund”), AllianceBernstein Small Cap Growth Portfolio, AllianceBernstein Market Neutral Strategy—U.S., AllianceBernstein Market Neutral Strategy—Global and AllianceBernstein International Discovery Equity Portfolio, each of which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein U.S. Strategic Research Portfolio. The Fund commenced operations on December 23, 2009. The Fund offers Class A, Class C and Advisor Class shares. The Fund has also issued Class R, Class K and Class I shares to the Fund’s investment adviser, AllianceBernstein L.P. (the “Adviser”), which is the sole shareholder of these classes. Class R, Class K and Class I shares are not currently publicly offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	17

Notes to Financial Statements

price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements

18	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Notes to Financial Statements

based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$5,175,505	$—	$—	$5,175,505
Short-Term Investments	798,263	—	—	798,263

Total Investments in Securities	5,973,768	—	—	5,973,768
Other Financial Instruments*	—	—	—	—

Total	$5,973,768	$—	$—	$5,973,768

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	19

Notes to Financial Statements

dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged to each fund in proportion to each fund’s respective net assets. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are

20	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Notes to Financial Statements

permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

Offering expenses of $146,030 were deferred and amortized on a straight line basis over a one year period.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.35%, 2.05%, 1.05%, 1.55%, 1.30% and 1.05% of daily average net assets for Class A, Class C, Advisor Class, Class R, Class K, Class I shares, respectively. Under the agreement, fees waived and expenses borne by the Adviser are subject to repayment by the Fund until December 23, 2012. No repayment will be made that would cause the Fund’s total annualized operating expenses to exceed the net fee percentage set forth above or exceed the amount of offering expenses as recorded by the Fund on or before December 23, 2012. This fee waiver and/or expense reimbursement agreement may not be terminated before June 30, 2011. For the six months ended December 31, 2010, the amount of such fees waived was $194,817, that is subject to repayment.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended December 31, 2010, the Adviser voluntarily waived such fees in the amount of $42,000.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,032 for the six months ended December 31, 2010.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $347 from the sale of Class A shares and received $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares for the six months ended December 31, 2010.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	21

Notes to Financial Statements

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio, an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended December 31, 2010 is as follows:

Market Value June 30, 2010 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value December 31, 2010 (000)	Dividend Income (000)
$ 21	$2,716	$1,939	$798	$	– 0	–(a)

(a)	Amount is less than $500.

Brokerage commissions paid on investment transactions for the six months ended December 31, 2010 amounted to $1,685, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $26,859, $1,658 and $1,685 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

22	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Notes to Financial Statements

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2010 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$3,709,944		$627,540
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation	$495,871
Gross unrealized depreciation	(13,334)

Net unrealized appreciation	$482,537

1. Derivative Financial Instruments

The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments, or to obtain exposure to otherwise inaccessible markets. The Fund may also use derivatives for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

The Fund did not engage in derivative transactions for the six months ended December 31, 2010.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	23

Notes to Financial Statements

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares.

	Shares				Amount
	Six Months Ended December 31, 2010 (unaudited)		December 23, 2009(a) to June 30, 2010		Six Months Ended December 31, 2010 (unaudited)			December 23, 2009(a) to June 30, 2010

Class A
Shares sold	244,244		89,869			$2,923,116		$911,117

Shares issued in reinvestment of dividends	681		– 0	–		7,823		– 0	–

Shares redeemed	(1,990)		(30,329)			(22,148)		(287,289)

Net increase	242,935		59,540			$2,908,791		$623,828

Class C
Shares sold	18,763		6,986			$213,129		$71,634

Shares issued in reinvestment of dividends	112		– 0	–		1,280		– 0	–

Net increase	18,875		6,986			$214,409		$71,634

Advisor Class
Shares sold	2,254		96,729			$25,000		$968,110

Shares issued in reinvestment of dividends	32		– 0	–		367		– 0	–

Shares redeemed	(159)		– 0	–		(1,562)		– 0	–

Net increase	2,127		96,729			$23,805		$968,110

Class R
Shares sold	– 0	–	1,000		$	– 0	–	$10,000

Net increase	– 0	–	1,000		$	– 0	–	$10,000

Class K
Shares sold	– 0	–	1,000		$	– 0	–	$10,000

Net increase	– 0	–	1,000		$	– 0	–	$10,000

Class I
Shares sold	– 0	–	1,000		$	– 0	–	$10,000

Net increase	– 0	–	1,000		$	– 0	–	$10,000

(a)	Commencement of operations.

24	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Notes to Financial Statements

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2010.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	25

Notes to Financial Statements

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

26	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2010 (unaudited)	December 23, 2009(a) to June 30, 2010

Net asset value, beginning of period	$ 9.22	$ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)	.08	(.02)
Net realized and unrealized gain (loss) on investment transactions	3.05	(.76)

Net increase (decrease) in net asset value from operations	3.13	(.78)

Less: Dividends
Dividends from net investment income	(.12)	– 0	–

Net asset value, end of period	$ 12.23	$ 9.22

Total Return
Total investment return based on net asset value(d)	34.07%	(7.80)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,700	$549
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.35	%(f)	1.35%
Expenses, before waivers/reimbursements(e)	21.42	%(f)	37.39%
Net investment income(loss)(c)(e)	1.54	%(f)	(.46)%
Portfolio turnover rate	27%	59%

See footnote summary on page 32.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	27

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2010 (unaudited)	December 23, 2009(a) to June 30, 2010

Net asset value, beginning of period	$ 9.18	$ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)	.03	(.05)
Net realized and unrealized gain (loss) on investment transactions	3.06	(.77)

Net increase (decrease) in net asset value from operations	3.09	(.82)

Less: Dividends
Dividends from net investment income	(.10)	– 0	–

Net asset value, end of period	$ 12.17	$ 9.18

Total Return
Total investment return based on net asset value(d)	33.73%	(8.20)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$315	$64
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	2.05	%(f)	2.05%
Expenses, before waivers/reimbursements(e)	21.57	%(f)	40.51%
Net investment income (loss)(c)(e)	.51	%(f)	(1.04)%
Portfolio turnover rate	27%	59%

See footnote summary on page 32.

28	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2010 (unaudited)	December 23, 2009(a) to June 30, 2010

Net asset value, beginning of period	$ 9.23	$ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)	.15	(.01)
Net realized and unrealized gain (loss) on investment transactions	3.01	(.76)

Net increase (decrease) in net asset value from operations	3.16	(.77)

Less: Dividends
Dividends from net investment income	(.14)	– 0	–

Net asset value, end of period	$ 12.25	$ 9.23

Total Return
Total investment return based on net asset value(d)	34.30%	(7.70)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,212	$893
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.05	%(f)	1.05%
Expenses, before waivers/reimbursements(e)	23.37	%(f)	45.29%
Net investment income (loss)(c)(e)	2.71	%(f)	(.10)%
Portfolio turnover rate	27%	59%

See footnote summary on page 32.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	29

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended December 31, 2010 (unaudited)	December 23, 2009(a) to June 30, 2010

Net asset value, beginning of period	$ 9.20	$ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)	.12	(.03)
Net realized and unrealized gain (loss) on investment transactions	3.01	(.77)

Net increase (decrease) in net asset value from operations	3.13	(.80)

Less: Dividends
Dividends from net investment income	(.16)	– 0	–

Net asset value, end of period	$ 12.17	$ 9.20

Total Return
Total investment return based on net asset value(d)	34.11%	(8.00)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12	$9
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.55	%(f)	1.55%
Expenses, before waivers/reimbursements(e)	23.06	%(f)	44.62%
Net investment income (loss)(c)(e)	2.23	%(f)	(.60)%
Portfolio turnover rate	27%	59%

See footnote summary on page 32.

30	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended December 31, 2010 (unaudited)	December 23, 2009(a) to June 30, 2010

Net asset value, beginning of period	$ 9.22	$ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)	.14	(.02)
Net realized and unrealized gain (loss) on investment transactions	2.99	(.76)

Net increase (decrease) in net asset value from operations	3.13	(.78)

Less: Dividends
Dividends from net investment income	(.17)	– 0	–

Net asset value, end of period	$ 12.18	$ 9.22

Total Return
Total investment return based on net asset value(d)	34.10%	(7.80)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12	$9
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.30	%(f)	1.30%
Expenses, before waivers/reimbursements(e)	22.79	%(f)	44.36%
Net investment income (loss)(c)(e)	2.49	%(f)	(.35)%
Portfolio turnover rate	27%	59%

See footnote summary on page 32.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	31

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended December 31, 2010 (unaudited)	December 23, 2009(a) to June 30, 2010

Net asset value, beginning of period	$ 9.23	$ 10.00

Income From Investment Operations
Net investment income (loss)(b)(c)	.15	(.01)
Net realized and unrealized gain (loss) on investment transactions	3.01	(.76)

Net increase (decrease) in net asset value from operations	3.16	(.77)

Less: Dividends
Dividends from net investment income	(.19)	– 0	–

Net asset value, end of period	$ 12.20	$ 9.23

Total Return
Total investment return based on net asset value(d)	34.35%	(7.70)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12	$9
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.05	%(f)	1.05%
Expenses, before waivers/reimbursements(e)	22.49	%(f)	44.13%
Net investment income (loss)(c)(e)	2.74	%(f)	(.10)%
Portfolio turnover rate	27%	59%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

32	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Financial Highlights

RESULTS OF SHAREHOLDERS MEETING

(unaudited)

The Annual Meeting of Stockholders of the AllianceBernstein Cap Fund, Inc. (the “Fund”) was held on November 5, 2010 and adjourned until December 16, 2010. At the November 5, 2010 Meeting, with respect to the fifth item of business, changes to the Portfolio’s fundamental policy regarding commodities, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. At the December 16, 2010 Meeting, with respect to the first item of business, the election of Directors for the Fund, and the fourth item of business, to amend and restate the charter of the Fund, the required number of outstanding shares were voted in favor of each proposal and, therefore the proposals were approved. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal numbers shown below correspond to the proposal numbers in the Fund’s proxy statement):

	Voted For	Withheld Authority
1. The election of the Directors, each such Director to serve a term of an indefinite duration and until his or her successor is duly elected and qualifies.

John H. Dobkin	11,065,877	278,963
Michael J. Downey	11,069,147	275,693
William H. Foulk, Jr.	11,062,752	282,088
D. James Guzy	11,063,313	281,527
Nancy P. Jacklin	11,073,882	270,958
Robert M. Keith	11,078,408	269,432
Garry L. Moody	11,073,515	271,325
Marshall C. Turner	11,067,356	277,484
Earl D. Weiner	11,061,423	283,416

	Voted For	Voted Against	Abstained	Broker-Non Votes
4. Approve the amendment and restatement of the Fund’s Charter, which would repeal in its entirety all currently existing charter provisions and substitute in lieu thereof new provisions set forth in the Form of Articles of Amendment and Restatement attached to the Proxy Statement as Appendix C.	8,804,827	152,851	208,673	2,178,488

5. Approve the Amendment of the Fund’s fundamental policy regarding commodities.	100,934	None	None	54,729

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	33

Results of Shareholders Meeting

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Joseph G. Carson,(2) Vice President

Amy P. Raskin,(2) Vice President

Catherine D. Wood,(2) Vice President

Vadim Zlotnikov,(2) Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor

Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free 1-(800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Portfolio are made by the Adviser’s Strategic Research Portfolio Oversight Group. Mses. Raskin and Wood and Messrs. Carson and Zlotnikov are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolio’s portfolio.

34	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

Board of Directors

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Cap Fund, Inc. (the “Fund”) in respect of AllianceBernstein U.S. Strategic Research Portfolio (the “Portfolio”).2

The Portfolio’s investment objective is long-term growth of capital. The Portfolio pursues opportunistic growth by investing primarily in a diversified portfolio of U.S. companies in multiple industries that may benefit from innovation. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities issued by U.S. companies with mid- to large-capitalization.

The evaluation of the investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the September 1, 2004 Assurance of Discontinuance (“AoD”) between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

1	It should be noted that the Senior Officer’s evaluation was completed on September 14, 2009.

2	Future references to the Fund or the Portfolio do not include “AllianceBernstein.” Pro-forma expense data for Class A shares was provided by the Adviser based on projected assets of $100 million.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	35

FUND’S ADVISORY FEES, EXPENSE REIMBURSEMENTS & RATIOS

The Adviser has proposed that the Portfolio pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The advisory fee schedule of the Portfolio, implemented in January 2004 in connection with the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories3 of funds with almost all funds in each category having the same advisory fee schedule.

Category	Advisory Fee Schedule Based on the Average Daily Net Assets of the Portfolio	Portfolio
Growth	75 bp on 1st $2.5 billion 65 bp on next $2.5 billion 60 bp on the balance	U.S. Strategic Research Portfolio

The Adviser is to be reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative, and other services.

The Adviser agreed to waive that portion of its management fees and/or reimburse the Portfolio for that portion of the Portfolio’s total operating expenses to the degree necessary to limit the Portfolio’s expense ratios to the amounts set forth below for the Portfolio’s start up period until June 30, 2011.4

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Estimated Gross Expense Ratio		Fiscal Year End
U.S. Strategic Research Portfolio	Advisor Class A Class B Class C Class R Class K Class I	1.05 1.35 2.05 2.05 1.55 1.30 1.05	% % % % % % %	1.55 1.85 2.55 2.55 2.05 1.80 1.55	% % % % % % %	June 30

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

4	The agreement allows for the Adviser to be reimbursed through June 30, 2012 for management fees that the Adviser waived or reimbursements that the Adviser made for fund expenses exceeding the Portfolio’s expense caps for the period through June 30, 2011. The agreement provides that such payment shall be made only to the extent that the payment does not cause the Portfolio’s aggregate expenses to exceed, on an annual basis, the Portfolio’s expense limitation, and that such payment shall not exceed the amount of the offering expenses recorded by the Portfolio for financial reporting purposes on or before June 30, 2011.

36	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The management fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients include providing office space and personnel to serve as the Portfolio’s Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as the Portfolio’s counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional client assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Portfolio to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing funds with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although arguably still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and legal and reputational risks are greater, it is worth considering information regarding the advisory fees charged to institutional accounts with a substantially similar investment style as the Portfolio.5 In addition

5	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	37

to the AllianceBernstein Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AllianceBernstein Institutional fee schedule been applicable to the Portfolio versus the Portfolio’s advisory fees based on the Adviser’s initial estimate of the Portfolio’s net assets.

Portfolio	Initial Estimated Net Assets ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Effective Portfolio Adv. Fee
U.S. Strategic Research Portfolio	$100.0	U.S. Strategic Research 65 bp on 1st $25 million 50 bp on next $25 million 40 bp on next $50 million 30 bp on next $100 million 25 bp on the balance Minimum Account Size: $25 m	0.488%	0.750%

The Adviser provides sub-advisory investment services to certain other investment companies managed by other fund families. The Adviser charges the fees set forth below for the sub-advisory relationship that has a similar investment style as the Portfolio. Also set forth is what would have been the investment advisory fee had the fee schedule of the sub-advisory relationship been applicable to the Portfolio based on the initial estimate of the Portfolio’s net assets.

Sub-Advised Fund	Sub-Advised Fund Fee Schedule	Sub-Advised Fund Effective Fee (%)	Portfolio Advisory Fee (%)
Client #1	0.38% of the sub-advised fund’s average daily net assets[6]	0.380	0.750

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser. This is demonstrated by the advisory fee charged the sub-advised fund of 80 basis points, compared to the 38 basis points the sub-adviser, AllianceBernstein, is paid for managing the investments.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc., an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services by other investment advisers. Lipper’s analysis included the Portfolio’s ranking with respect to the proposed management fees relative to

6	The advisory fee charged by the sub-advised fund’s Adviser is 0.80% of the sub-advised fund’s average daily net assets.

38	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

the median of the Portfolio’s Lipper Expense Group (“EG”)7 at the approximate current asset level of the Portfolio.8

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size)9 comparability, and expense components and attributes. An EG will typically consist of seven to twenty funds.

Fund	Contractual Management Fee (%)[10]	Lipper Exp. Group Median (%)	Rank
U.S. Strategic Research Portfolio	0.750	0.874	2/12

Lipper also compared the total expense ratio of the Portfolio to the medians of the Portfolio’s EG and Lipper Expense Universe (“EU”). Lipper describes the EU as a broader group, consisting of all funds with the same investment classification/objective as the subject Portfolio.11 The results of that comparison are set forth below:

Fund	Expense Ratio (%)	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
U.S. Strategic Research Portfolio	1.350	1.494	4/12	1.322	36/60

Based on this analysis, the Portfolio has a more favorable ranking on a management fee basis than on a total expense ratio basis.

7	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have a higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes.

8	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Lipper peer group.

9	Lipper information regarding the Portfolio’s expenses are based on the Portfolio having projected assets of $100 million.

10	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps that would effectively reduce the actual effective management fee.

11	Except for asset (size) comparability, Lipper uses the same EG criteria for selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	39

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio has not yet commenced operations. Therefore there is no historic profitability data with respect to the Adviser’s investment services to the Portfolio.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolio’s principal underwriter. ABI and the Adviser have disclosed in the Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Strategies. In 2008, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $21 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis.

40	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

The Portfolio may effect brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and pay commissions for such transactions. The Adviser represented that SCB’s profitability from business conducted with the Portfolio will be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients, including the Portfolio. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,12 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli13 study on advisory fees and various fund characteristics. The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.14 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in

12	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

13	The Deli study, which was based on 1997 SEC reported filings, was published in 2002 by Daniel N. Deli. The results of the study with respect to fund size and family size were consistent with economies of scale being shared with shareholders, suggesting a competitive environment.

14	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	41

fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGY.

With assets under management of $467 billion as of July 31, 2009, the Adviser has the investment experience to manage the portfolio assets of the Portfolio and provide non-investment services to the Portfolio.

The Portfolio has no performance history since the Portfolio has not yet commenced operations. However, the Adviser does manage a separately managed account, U.S. Strategic Research institutional account, which has a substantially similar investment style as the Portfolio. Set forth below are the 1, 3, 5, 10 year and since inception gross of fees performance returns of the institutional account composite and its benchmark, the S&P500 index, for the periods ending July 31, 2009. Also shown are the performance returns adjusted for U.S. Strategic Research Portfolio’s Class A share expected expense ratio of 1.35%.

	Periods Ended July 31, 2009
	Annualized Performance
Institutional Account / Benchmark	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception[15] (%)
U.S. Strategic Research
(Gross of Managed Account Fee)	-24.0	-7.7	-1.4	0.3	12.4
U.S. Strategic Research
(adjusted for the Portfolio’s expected initial 1.35% expense ratio)	-25.1	-8.9	-2.7	-1.0	10.9
S&P 500 Index	-26.2	-8.2	-2.2	-2.2	10.6

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for the Portfolio is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: October 26, 2009

15	Date of inception: December 31, 1981.

42	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Conservative Wealth Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Conservative Wealth Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ‘97 Fund

International Discovery Equity Portfolio

International Growth Fund

Value Funds

Domestic

Balanced Shares

Core Opportunities Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Equity Income Fund*

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

Arizona Municipal Bond Inflation Strategy California High Income Massachusetts Michigan	Minnesota National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Ibero-America Fund

Alternatives

Real-Asset Strategy*

Market Neutral Strategy-Global

Market Neutral Strategy-U.S

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to March 1, 2010, Core Opportunities Fund was named the Focused Growth & Income Fund. Prior to August 31, 2010, Equity Income Fund was named Utility Income Fund. Prior to September 27, 2010, Real-Asset Strategy was named Multi-Asset Inflation Strategy.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO •	43

AllianceBernstein Family of Funds

NOTES

44	• ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

USSR-0152-1210

SEMI-ANNUAL REPORT

AllianceBernstein International Discovery Equity Portfolio

December 31, 2010

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein® at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 25, 2010+		Ending Account Value December 31, 2010		Expenses Paid During Period*
	Actual	Hypothetical	Actual	Hypothetical**	Actual	Hypothetical
Class A	$1,000	$1,000	$1,046.00	$1,017.39	$2.87	$7.88
Class C	$1,000	$1,000	$1,045.00	$1,013.86	$4.16	$11.42
Advisor Class	$1,000	$1,000	$1,047.00	$1,018.90	$2.31	$6.36
Class R	$1,000	$1,000	$1,045.95	$1,016.38	$3.24	$8.89
Class K	$1,000	$1,000	$1,046.46	$1,017.64	$2.78	$7.63
Class I	$1,000	$1,000	$1,046.96	$1,018.90	$2.31	$6.36
+	Commencement of operations.

*	Expenses are equal to the classes’ annualized expense ratios of 1.55%, 2.25%, 1.25%, 1.75%, 1.50% and 1.25%, respectively. The “Actual” and “Hypothetical” expenses paid are based on the period from October 25, 2010 (commencement of operations) to December 31, 2010. Actual and Hypothetical expenses are equal to the classes’ annualized expense ratios, multiplied by 66/365 (to reflect the since inception period) and multiplied by 184/365 (to reflect the one-half year period), respectively.

**	Assumes 5% return before expenses.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	1

Fund Expenses

PORTFOLIO SUMMARY

December 31, 2010 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $7.9

*	All data are as of December 31, 2010. The Fund’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.2% or less in the following countries: Austria, Belgium, Chile, Egypt, Finland, Hong Kong, Indonesia, Italy, Mexico, Mongolia, Netherlands, Nigeria, Norway, Peru, Philippines, Poland, Saudi Arabia, Singapore, Spain, Sweden, Taiwan, Thailand, Ukraine, United Arab Emirates and United States.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The Fund components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

2	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Portfolio Summary

TEN LARGEST HOLDINGS*

December 31, 2010 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Rinnai Corp.	$85,346	1.1%
SMC Corp.	85,323	1.1
ASML Holding NV	72,868	0.9
Agrium, Inc. (Toronto)	69,939	0.9
Samsung Engineering Co., Ltd.	69,296	0.9
Eastern Platinum Ltd.	68,536	0.9
Petrofac Ltd.	68,330	0.9
Cramo Oyj	66,374	0.8
Technip SA	65,627	0.8
Sumitomo Heavy Industries Ltd.	63,963	0.8
	$715,602	9.1%

*	Long-term investments.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	3

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

December 31, 2010 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 93.6%
Consumer Discretionary – 21.4%
Auto Components – 2.5%
Autoliv, Inc. (SDR)	350	$27,720
ElringKlinger AG	1,240	43,896
Faurecia(a)	800	23,141
GKN PLC	13,000	45,123
Kayaba Industry Co., Ltd.	5,000	38,162
Nokian Renkaat Oyj	600	22,046

		200,088

Automobiles – 0.6%
Daihatsu Motor Co., Ltd.	3,000	45,896

Distributors – 1.1%
Imperial Holdings Ltd.	2,700	52,273
Inchcape PLC(a)	6,600	36,812

		89,085

Diversified Consumer Services – 0.6%
Anhanguera Educacional Participacoes SA	2,100	50,602

Hotels, Restaurants & Leisure – 2.5%
Ajisen China Holdings Ltd.	29,000	48,842
Club Mediterranee(a)	1,700	35,165
Ctrip.com International Ltd. (ADR)(a)	1,040	42,068
Domino’s Pizza UK & IRL PLC	5,900	50,849
Shangri-La Asia Ltd.	8,000	21,702

		198,626

Household Durables – 3.1%
Alpine Electronics, Inc.	2,700	38,289
Gafisa SA	4,600	33,364
PDG Realty SA Empreendimentos e Participacoes	6,200	37,947
Rinnai Corp.	1,400	85,346
SEB SA	480	49,918

		244,864

Internet & Catalog Retail – 1.0%
ASOS PLC(a)	1,400	34,850
Yoox SpA(a)	3,500	45,128

		79,978

Leisure Equipment & Products – 0.6%
Sankyo Co., Ltd.	800	45,075

Media – 3.6%
CTC Media, Inc.	1,660	38,894
CTS Eventim AG	700	43,230
Eutelsat Communications	1,500	54,934
Informa PLC	7,100	45,256
Kabel Deutschland Holding AG(a)	1,100	51,583
Naspers Ltd.	800	47,166

		281,063

4	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Multiline Retail – 1.2%
Dollarama, Inc.(a)	1,300	$37,641
Myer Holdings Ltd.	5,500	19,970
Springland International Holdings Ltd.(a)	44,000	35,380

		92,991

Specialty Retail – 2.9%
Dufry Group(a)	440	59,208
Dunelm Group PLC	3,700	29,505
Halfords Group PLC	4,000	28,579
L’Occitane Ltd.(a)	8,000	22,117
Man Wah Holdings Ltd.	26,000	42,744
Zhongsheng Group Holdings Ltd.(a)	21,500	46,072

		228,225

Textiles, Apparel & Luxury Goods – 1.7%
Burberry Group PLC	3,070	53,955
Hugo Boss AG	650	42,377
Tod’s SpA	360	35,615

		131,947

		1,688,440

Industrials – 20.1%
Aerospace & Defense – 0.4%
Meggitt PLC	5,800	33,557

Air Freight & Logistics – 0.4%
Yamato Holdings Co., Ltd.	2,200	31,208

Airlines – 0.4%
Cebu Air, Inc.(a)	12,500	32,356

Building Products – 0.7%
Assa Abloy AB	1,950	55,007

Commercial Services & Supplies – 0.9%
Brambles Ltd.	3,500	25,494
Regus PLC	14,703	19,767
Transfield Services Ltd.	7,600	26,185

		71,446

Construction & Engineering – 2.4%
Monadelphous Group Ltd.	2,300	43,139
Obrascon Huarte Lain SA	900	27,394
Orascom Construction Industries (GDR)(b)	950	46,541
Samsung Engineering Co., Ltd.(a)	410	69,296

		186,370

Electrical Equipment – 1.8%
Fujikura Ltd.	6,000	30,180
Sun King Power Electronics Group(a)	112,000	31,556
Tognum AG	1,600	42,119
Zumtobel AG	1,300	36,396

		140,251

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	5

Portfolio of Investments

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.3%
Bidvest Group Ltd.	1,100	$26,179

Machinery – 7.7%
Aalberts Industries NV	2,700	56,969
Alfa Laval AB	2,150	45,393
Andritz AG	280	25,788
Cargotec Oyj	830	43,285
China Rongsheng Heavy Industry Group Co., Ltd.(a)	26,500	22,433
MAN SE	240	28,585
Marcopolo SA (Preference Shares)	5,700	24,002
Morgan Crucible Co. PLC	8,600	32,780
NGK Insulators Ltd.	3,000	48,732
NSK Ltd.	6,000	53,960
Semperit AG Holding	700	37,033
SMC Corp.	500	85,323
Sumitomo Heavy Industries Ltd.	10,000	63,963
Wartsila Oyj	550	41,912

		610,158

Marine – 0.9%
China Shipping Container – Class H(a)	44,000	19,515
China Shipping Development Co., Ltd. – Class H	14,000	18,639
SITC International Holdings Co., Ltd.(a)	55,000	32,762

		70,916

Professional Services – 1.0%
Experian PLC	4,300	53,558
Seek Ltd.	3,900	26,466

		80,024

Road & Rail – 1.0%
Globaltrans Investment PLC (Sponsored GDR)(b)	2,040	34,680
TransContainer OAO (GDR)(a)(b)	4,900	46,550

		81,230

Trading Companies & Distributors – 1.3%
Cramo Oyj(a)	2,600	66,374
ITOCHU Corp.	3,600	36,273

		102,647

Transportation Infrastructure – 0.9%
DP World Ltd.	34,900	21,987
EcoRodovias Infraestrutura e Logistica SA	5,900	45,423

		67,410

		1,588,759

Materials – 13.0%
Chemicals – 2.7%
Agrium, Inc. (Toronto)	760	69,939
Lanxess AG	700	55,039
Sika AG	24	52,685
Umicore	740	38,527

		216,190

6	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Construction Materials – 2.4%
China Resources Cement Holdings Ltd.(a)	62,000	$47,352
LSR Group (GDR)(a)(b)	5,100	46,971
Semen Gresik Persero Tbk PT	37,500	39,270
West China Cement Ltd.(a)	160,000	58,460

		192,053

Metals & Mining – 7.2%
African Rainbow Minerals Ltd.	1,000	31,920
Alamos Gold, Inc.	1,100	20,931
Antofagasta PLC	1,700	43,015
Aquarius Platinum Ltd.	3,270	17,952
Centamin Egypt Ltd.(a)	16,900	47,251
Centerra Gold, Inc.	2,600	51,880
CITIC Dameng Holdings Ltd.(a)	56,000	19,380
Eastern Platinum Ltd.(a)	38,500	68,536
Eldorado Gold Corp.	900	16,745
Equinox Minerals Ltd. (Toronto)(a)	4,500	27,653
Ferrexpo PLC	4,100	26,669
First Quantum Minerals Ltd.	400	43,448
Harry Winston Diamond Corp.(a)	4,400	51,200
Lynas Corp. Ltd.(a)	16,400	34,533
Mongolian Mining Corp.(a)	29,000	33,840
Sterlite Industries India Ltd. (ADR)	1,800	29,772

		564,725

Paper & Forest Products – 0.7%
Sino-Forest Corp.(a)	2,300	53,874

		1,026,842

Information Technology – 9.8%
Communications Equipment – 0.4%
O-Net Communications Group Ltd.(a)	38,000	26,683

Electronic Equipment, Instruments & Components – 3.6%
Barco NV(a)	410	26,485
Chroma ATE, Inc.	19,000	56,745
Nippon Electric Glass Co., Ltd.	3,000	43,062
Premier Farnell PLC	11,000	49,204
Samsung Electro-Mechanics Co., Ltd.(a)	310	33,794
Sintek Photronic Corp.(a)	49,000	41,813
Unimicron Technology Corp.	18,000	35,051

		286,154

Internet Software & Services – 1.8%
Blinkx PLC(a)	23,800	31,077
Internet Initiative Japan, Inc.	12	33,944
Mail.ru Group Ltd. (GDR)(a)(b)	1,100	39,600
Sina Corp.(a)	530	36,475

		141,096

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	7

Portfolio of Investments

Company	Shares	U.S. $ Value

IT Services – 0.4%
hiSoft Technology International Ltd. (ADR)(a)	1,100	$33,220

Semiconductors & Semiconductor Equipment – 2.1%
Aixtron AG	840	31,303
ARM Holdings PLC	9,100	62,110
ASML Holding NV	1,900	72,868

		166,281

Software – 1.5%
Aveva Group PLC	1,750	44,075
Fidessa Group PLC	1,400	33,673
GameLoft SA(a)	5,430	39,680

		117,428

		770,862

Financials – 8.4%
Capital Markets – 1.5%
Ashmore Group PLC	5,700	29,837
Julius Baer Group Ltd.	1,000	46,823
Partners Group Holding AG	200	37,953

		114,613

Commercial Banks – 5.5%
Banco de Chile (ADR)	400	35,352
Bangkok Bank PCL	3,300	16,693
Bangkok Bank PCL (NVDR)	5,900	28,751
Bank of Yokohama Ltd. (The)	9,000	46,409
Bank Rakyat Indonesia	43,500	50,601
Chongqing Rural Commercial Bank(a)	80,000	53,829
Chuo Mitsui Trust Holdings, Inc.	15,000	61,964
Commercial International Bank Egypt SAE (Sponsored GDR)(b)	6,600	55,110
Credicorp Ltd.	330	39,240
Grupo Financiero Banorte SAB de CV – Class O	10,000	47,530

		435,479

Consumer Finance – 0.7%
Compartamos SAB de CV(a)	25,200	54,807

Diversified Financial Services – 0.0%
Warsaw Stock Exchange(a)	196	3,244

Insurance – 0.3%
Intact Financial Corp.	500	25,576

Real Estate Management & Development – 0.4%
CapitaMalls Asia Ltd.	19,000	28,733

		662,452

Health Care – 6.6%
Biotechnology – 0.4%
Nanoco Group PLC(a)	22,300	35,811

8	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 2.5%
Ansell Ltd.	3,000	$38,966
Cie Generale d’Optique Essilor International SA	750	48,323
Elekta AB	1,000	38,437
ResMed, Inc.(a)	6,400	22,781
Stratec Biomedical Systems AG	1,100	46,905

		195,412

Life Sciences Tools & Services – 1.1%
Eurofins Scientific	770	55,461
QIAGEN NV(a)	1,500	29,440

		84,901

Pharmaceuticals – 2.6%
Aspen Pharmacare Holdings Ltd.(a)	3,900	54,525
Hisamitsu Pharmaceutical Co., Inc.	700	29,420
Mitsubishi Tanabe Pharma Corp.	3,000	50,572
Pharmstandard (GDR)(a)(b)	1,430	40,755
Simcere Pharmaceutical Group (ADR)(a)	2,800	31,948

		207,220

		523,344

Consumer Staples – 6.5%
Beverages – 0.5%
Britvic PLC	5,600	41,365

Food & Staples Retailing – 1.7%
Aeon Co., Ltd.	3,200	39,930
Eurocash SA	3,100	27,261
Grupo Comercial Chedraui SA de CV(a)	10,800	32,820
Magnit OJSC (Sponsored GDR)(b)	1,200	35,160

		135,171

Food Products – 2.8%
Besunyen Holdings Co.(a)	64,000	26,678
China Mengniu Dairy Co., Ltd.	10,000	26,497
China Yurun Food Group Ltd.	15,000	49,541
Cosan Ltd.	3,400	46,308
Golden Agri-Resources Ltd.	64,000	39,960
Mhp SA – Gdr 144a (GDR)(a)(b)	1,700	28,050

		217,034

Household Products – 0.4%
LG Household & Health Care Ltd.(a)	100	34,384

Personal Products – 0.7%
Amorepacific Corp.(a)	51	51,220

Tobacco – 0.4%
KT&G Corp.(a)	600	34,209

		513,383

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	9

Portfolio of Investments

Company	Shares	U.S. $ Value

Energy – 6.3%
Energy Equipment & Services – 2.8%
Petrofac Ltd.	2,750	$68,330
Petroleum Geo-Services ASA(a)	2,750	43,228
Technip SA	710	65,627
Tecnicas Reunidas SA	700	44,637

		221,822

Oil, Gas & Consumable Fuels – 3.5%
Afren PLC(a)	14,800	34,125
Cameco Corp.	1,200	48,637
Gulf Keystone Petroleum Ltd.(a)	10,600	28,108
Pacific Rubiales Energy Corp.	1,700	57,704
Paladin Energy Ltd.(a)	3,300	16,628
Tullow Oil PLC	1,970	38,903
Ultrapar Participacoes SA (Sponsored ADR)	750	48,465

		272,570

		494,392

Utilities – 0.9%
Electric Utilities – 0.3%
Emera, Inc.	800	25,223

Gas Utilities – 0.2%
Xinao Gas Holdings Ltd.	6,000	17,956

Independent Power Producers & Energy Traders – 0.4%
Tractebel Energia SA	1,600	26,458

		69,637

Telecommunication Services – 0.6%
Diversified Telecommunication Services – 0.6%
Iliad SA	400	43,526

Total Common Stocks (cost $7,015,370)		7,381,637

WARRANTS – 5.4%
Financials – 1.6%
Commercial Banks – 1.3%
Bank of Baroda, JPMorgan Chase Bank NA, expiring 9/29/14(a)(b)	2,800	55,821
Punjab National Bank Ltd., Merrill Lynch Intl & Co., expiring 7/07/15(a)	1,660	45,375

		101,196

Real Estate Management & Development – 0.3%
Prestige Estates Projects Ltd., Merrill Lynch Intl & Co., expiring 10/27/15(a)	6,200	23,854

		125,050

10	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care – 1.4%
Pharmaceuticals – 1.4%
Glenmark Pharmaceuticals Ltd., Merrill Lynch Intl & Co., expiring 3/17/14(a)(b)	7,200	$58,318
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14(a)(b)	4,700	50,722

		109,040

Energy – 0.7%
Oil, Gas & Consumable Fuels – 0.7%
Oando PLC, Merrill Lynch Intl & Co., expiring 9/18/13(a)	119,500	51,636

Industrials – 0.4%
Airlines – 0.2%
Air Arabia, Merrill Lynch Intl & Co., expiring 10/22/12(a)	69,400	15,386

Construction & Engineering – 0.2%
IVRCL Infrastructures & Projects Ltd., Merrill Lynch Intl & Co., expiring 5/18/15(a)(b)	6,900	19,841

		35,227

Utilities – 0.4%
Electric Utilities – 0.4%
Tata Power Co., Ltd., Merrill Lynch Intl & Co., expiring 5/18/15(a)	1,060	32,379

Materials – 0.4%
Metals & Mining – 0.4%
Steel Authority of India Ltd., JPMorgan Chase Bank NA, expiring 9/29/14(a)(b)	7,100	28,805

Consumer Staples – 0.3%
Food Products – 0.3%
Almarai Co., Ltd., Credit Suisse International, expiring 6/15/11(a)	80,000	23,733

Consumer Discretionary – 0.2%
Diversified Consumer Services – 0.2%
Educomp Solutions Ltd., Merrill Lynch Intl & Co., expiring 7/13/15(a)	1,600	19,044

Total Warrants (cost $456,892)		424,914

RIGHTS – 0.0%
Industrials – 0.0%
Commercial Services & Supplies – 0.0%
Transfield Services Ltd.(a) (cost $0)	1,688	621

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AllianceBernstein Fixed-Income Shares, Inc. –Government STIF Portfolio, 0.16%(c) (cost $18,707)	18,707	$18,707

Total Investments – 99.2% (cost $7,490,969)		7,825,879
Other assets less liabilities – 0.8%		60,044

Net Assets – 100.0%		$7,885,923

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate market value of these securities amounted to $586,924 or 7.4% of net assets.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary: ADR – American Depositary Receipt GDR – Global Depositary Receipt	NVDR – Non Voting Depositary Receipt OJSC – Open Joint Stock Company SDR – Swedish Depositary Receipt

See notes to financial statements.

12	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

December 31, 2010 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,472,262)	$7,807,172
Affiliated issuers (cost $18,707)	18,707
Foreign currencies, at value (cost $24,047)	24,457
Deferred offering expenses	139,334
Receivable due from Adviser	44,260
Dividends receivable	4,107

Total assets	8,038,037

Liabilities
Offering expenses payable	83,031
Registration fee payable	13,430
Audit fee payable	12,385
Custody fee payable	12,253
Legal fee payable	8,668
Printing fee payable	8,585
Transfer Agent fee payable	3,251
Distribution fee payable	20
Accrued expenses	10,491

Total liabilities	152,114

Net Assets	$7,885,923

Composition of Net Assets
Capital stock, at par	$1,512
Additional paid-in capital	7,562,141
Distributions in excess of net investment income	(36,800)
Accumulated net realized gain on investment and foreign currency transactions	23,725
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	335,345

$7,885,923

Net Asset Value Per Share—18 billion shares of capital stock authorized, $.002 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$24,251	2,319	$10.46	*

C	$10,449	1,000	$10.45

Advisor	$61,672	5,892	$10.47

R	$10,428	1,000	$10.43

K	$10,428	1,000	$10.43

I	$7,768,695	745,000	$10.43

*	The maximum offering price per share for Class A shares was $10.92 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	13

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

For the Period October 25, 2010(a) to December 31, 2010 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $442)	$9,501
Affiliated issuers	103	$9,604

Expenses
Advisory fee (see Note B)	13,796
Distribution fee—Class A	9
Distribution fee—Class C	18
Distribution fee—Class R	9
Distribution fee—Class K	5
Transfer agency—Class A	2,947
Transfer agency—Class C	2,188
Transfer agency—Advisor Class	4,452
Transfer agency—Class R	1
Transfer agency—Class K	1
Transfer agency—Class I	273
Amortization of offering expenses	30,756
Custodian	25,239
Administrative	19,500
Registration fees	14,235
Audit	12,385
Legal	8,668
Printing	8,585
Directors’ fees	3,775
Miscellaneous	3,959

Total expenses	150,801
Less: expenses waived and reimbursed by the Adviser (see Note B)	(133,515)

Net expenses		17,286

Net investment loss		(7,682)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		(4,517)
Foreign currency transactions		28,242
Net change in unrealized appreciation/depreciation of:
Investments		334,910
Foreign currency denominated assets and liabilities		435

Net gain on investment and foreign currency transactions		359,070

Contributions from Adviser (see Note B)		93

Net Increase in Net Assets from Operations		$351,481

(a)	Commencement of operations.

See notes to financial statements.

14	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	October 25, 2010(a) to December 31, 2010 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(7,682)
Net realized gain on investment and foreign currency transactions	23,725
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	335,345
Contributions from Adviser (see Note B)	93

Net increase in net assets from operations	351,481
Dividends to Shareholders from
Net investment income
Class R	(29)
Class K	(34)
Class I	(29,055)
Capital Stock Transactions
Net increase	7,563,560

Total increase	7,885,923
Net Assets
Beginning of period	– 0	–

End of period (including distributions in excess of net investment income of ($36,800))	$7,885,923

(a)	Commencement of operations.

See notes to financial statements.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	15

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Cap Fund, Inc. (the “Company”), is a Maryland corporation. The Company currently has five series, AllianceBernstein U.S. Strategic Research Portfolio, AllianceBernstein Small Cap Growth Portfolio, AllianceBernstein Market Neutral Strategy — U.S., AllianceBernstein Market Neutral Strategy—Global and AllianceBernstein International Discovery Equity Portfolio (the “Fund”), each of which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein International Discovery Equity Portfolio. The Fund commenced operations on October 25, 2010. The Fund offers Class A, Class C and Advisor Class shares. The Fund has also issued Class C, Class R, Class K and Class I shares to the Fund’s investment adviser, AllianceBernstein L.P. (the “Adviser”), which is the sole shareholder of these classes. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale

16	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Notes to Financial Statements

price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	17

Notes to Financial Statements

Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2010:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$319,126	$1,369,314		$—	$1,688,440
Industrials	375,323	1,213,436		—	1,588,759
Materials	639,880	386,962		—	1,026,842
Information Technology	158,499	612,363		—	770,862
Financials	314,688	347,764		—	662,452
Health Care	210,880	312,464		—	523,344
Consumer Staples	140,966	344,367		28,050	513,383
Energy	171,434	322,958		—	494,392
Utilities	51,681	17,956		—	69,637
Telecommunication Services	—	43,526		—	43,526
Warrants	—	—		424,914	424,914
Rights	—	—		621	621
Short-Term Investments	18,707	—		—	18,707

Total Investments in Securities	2,401,184	4,971,110	+	453,585	7,825,879
Other Financial Instruments*	—	—		—	—

Total	$2,401,184	$4,971,110		$453,585	$7,825,879

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

18	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Notes to Financial Statements

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value heirarchy assumes the financial instrument was transferred at the end of the reporting period.

	Common Stock/ Consumer Staples	Warrants	Rights
Balance as of 10/25/10	$—	$—	$—
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	(39)	(31,979)	621
Net purchases (sales)	28,089	456,893	—
Net transfers in to Level 3	—	—	—
Net transfers out of Level 3	—	—	—

Balance as of 12/31/10	$28,050	$424,914	$621

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10*	$(39)	$(31,979)	$621

	Total
Balance as of 10/25/10	$—
Accrued discounts/(premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(31,397)
Net purchases (sales)	484,982
Net transfers in to Level 3	—
Net transfers out of Level 3	—

Balance as of 12/31/10	$453,585

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/10*	$(31,397)

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	19

Notes to Financial Statements

currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged to each fund in proportion to each fund’s respective net assets. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

20	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Notes to Financial Statements

8. Offering Expenses

Offering expenses of $170,090 have been deferred and are being amortized on a straight line basis over a one year period.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1% of the first $1 billion, .95% of the next $1 billion and .85% in excess of $3 billion of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 1.55%, 2.25%, 1.25%, 1.75%, 1.50% and 1.25% of average daily net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. Under the agreement, fees waived and expenses borne by the Adviser are subject to repayment by the Fund until October 26, 2011. No repayment will be made that would cause the Fund’s total annualized operating expenses to exceed the net fee percentage set forth above or would exceed the amount of offering expenses as recorded by the Fund on or before October 26, 2011. This fee waiver and/or expense reimbursement agreement may not be terminated before June 30, 2013. For the period ended December 31, 2010, such reimbursement amounted to $114,015, that is subject to repayment, not to exceed the amount of offering expenses.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended December 31, 2010, the Adviser voluntarily waived such fees in the amount of $19,500.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $393 for the period ended December 31, 2010.

During the period ended December 31, 2010, the Adviser reimbursed the Fund $93 for trading losses incurred due to a trade entry error.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $7 from the sale of Class A shares and received $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class C shares for the period ended December 31, 2010.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	21

Notes to Financial Statements

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio, an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the period ended December 31, 2010 is as follows:

Market Value October 25, 2010(a) (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value December 31, 2010 (000)	Dividend Income (000)
$ 0	$8,158	$8,139	$19	$0	*

(a)	Commencement of operations.

*	Amount is less than $500.

Brokerage commissions paid on investment transactions for the period ended December 31, 2010 amounted to $8,530, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $0, $0 and $0 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

22	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Notes to Financial Statements

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended December 31, 2010 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$8,825,513		$1,348,733
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation	$534,866
Gross unrealized depreciation	(199,956)

Net unrealized appreciation	$334,910

1. Derivative Financial Instruments

The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments, or to obtain exposure to otherwise inaccessible markets. The Fund may also use derivatives for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

The Fund did not engage in derivative transactions for the period ended December 31, 2010.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	23

Notes to Financial Statements

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares.

	Shares	Amount
	October 25, 2010(a) to December 31, 2010 (unaudited)	October 25, 2010(a) to December 31, 2010 (unaudited)

Class A
Shares sold	2,319	$23,560

Net increase	2,319	$23,560

Class C
Shares sold	1,000	$10,000

Net increase	1,000	$10,000

Advisor Class
Shares sold	5,892	$60,000

Net increase	5,892	$60,000

Class R
Shares sold	1,000	$10,000

Net increase	1,000	$10,000

Class K
Shares sold	1,000	$10,000

Net increase	1,000	$10,000

Class I
Shares sold	745,000	$7,450,000

Net increase	745,000	$7,450,000

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are

24	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Notes to Financial Statements

weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended December 31, 2010.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	25

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
October 25, 2010(a) to December 31, 2010 (unaudited)
Net asset value, beginning of period	$10.00

Income From Investment Operations
Net investment loss(b)(c)	(.02)
Net realized and unrealized gain on investment and foreign currency transactions	.48
Contributions from Adviser	.00 (d)

Net increase in net asset value from operations	.46

Net asset value, end of period	$10.46

Total Return
Total investment return based on net asset value(e)	4.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.55%
Expenses, before waivers/reimbursements(f)	112.92%
Net investment loss(c)(f)	(.80)%
Portfolio turnover rate	18%

See footnote summary on page 31.

26	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
October 25, 2010(a) to December 31, 2010 (unaudited)
Net asset value, beginning of period	$10.00

Income From Investment Operations
Net investment loss(b)(c)	(.03)
Net realized and unrealized gain on investment and foreign currency transactions	.48
Contributions from Adviser	.00 (d)

Net increase in net asset value from operations	.45

Net asset value, end of period	$10.45

Total Return
Total investment return based on net asset value(e)	4.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.25%
Expenses, before waivers/reimbursements(f)	130.51%
Net investment loss(c)(f)	(1.58)%
Portfolio turnover rate	18%

See footnote summary on page 31.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	27

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
October 25, 2010(a) to December 31, 2010 (unaudited)
Net asset value, beginning of period	$10.00

Income From Investment Operations
Net investment loss(b)(c)	(.01)
Net realized and unrealized gain on investment and foreign currency transactions	.48
Contributions from Adviser	.00 (d)

Net increase in net asset value from operations	.47

Net asset value, end of period	$10.47

Total Return
Total investment return based on net asset value(e)	4.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.25%
Expenses, before waivers/reimbursements(f)	92.67%
Net investment loss(c)(f)	(.42)%
Portfolio turnover rate	18%

See footnote summary on page 31.

28	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
October 25, 2010(a) to December 31, 2010 (unaudited)
Net asset value, beginning of period	$10.00

Income From Investment Operations
Net investment loss(b)(c)	(.02)
Net realized and unrealized gain on investment and foreign currency transactions	.48
Contributions from Adviser	.00 (d)

Net increase in net asset value from operations	.46

Less: Dividends
Dividends from net investment income	(.03)

Net asset value, end of period	$10.43

Total Return
Total investment return based on net asset value(e)	4.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.75%
Expenses, before waivers/reimbursements(f)	10.69%
Net investment loss(c)(f)	(1.04)%
Portfolio turnover rate	18%

See footnote summary on page 31.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	29

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
October 25, 2010(a) to December 31, 2010 (unaudited)
Net asset value, beginning of period	$10.00

Income From Investment Operations
Net investment loss(b)(c)	(.02)
Net realized and unrealized gain on investment and foreign currency transactions	.48
Contributions from Adviser	.00 (d)

Net increase in net asset value from operations	.46

Less: Dividends
Dividends from net investment income	(.03)

Net asset value, end of period	$10.43

Total Return
Total investment return based on net asset value(e)	4.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.50%
Expenses, before waivers/reimbursements(f)	10.47%
Net investment loss(c)(f)	(.82)%
Portfolio turnover rate	18%

See footnote summary on page 31.

30	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
October 25, 2010(a) to December 31, 2010 (unaudited)
Net asset value, beginning of period	$10.00

Income From Investment Operations
Net investment loss(b)(c)	(.01)
Net realized and unrealized gain on investment and foreign currency transactions	.48
Contributions from Adviser	.00 (d)

Net increase in net asset value from operations	.47

Less: Dividends
Dividends from net investment income	(.04)

Net asset value, end of period	$10.43

Total Return
Total investment return based on net asset value(e)	4.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,769
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.25%
Expenses, before waivers/reimbursements(f)	10.23%
Net investment loss(c)(f)	(.55)%
Portfolio turnover rate	18%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	Annualized.

See notes to financial statements.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	31

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Liliana C. Dearth,(2) Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Transfer Agent

AllianceBernstein Investor

Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

(1)	Member of the Audit Committee, Governance and Nominating Committee and Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by Ms. Liliana Dearth.

32	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Board of Directors

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

The disinterested directors (the “directors”) of AllianceBernstein Cap Fund, Inc. (the “Fund”) unanimously approved the application of the Fund’s Advisory Agreement with the Adviser in respect of AllianceBernstein International Discovery Equity Portfolio (the “Portfolio”) for an initial two-year period at a meeting held on August 3-5, 2010.

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the proposed advisory fee in the Advisory Agreement wherein the Senior Officer concluded that the contractual fee for the Portfolio was reasonable. The directors also discussed the proposed approval in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Portfolio gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the AllianceBernstein Funds and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Portfolio and the overall arrangements between the Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	33

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AllianceBernstein Funds. They also noted the professional experience and qualifications of the Portfolio’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services provided at the Portfolio’s request by employees of the Adviser or its affiliates. Requests for these reimbursements will require the directors’ approval on a quarterly basis and, to the extent requested and paid, will result in a higher rate of total compensation from the Portfolio to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolio’s other service providers, also were considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Portfolio under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Portfolio had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Portfolio. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Portfolio and that the Portfolio was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the benefits to the Adviser and its affiliates from their proposed relationships with the Portfolio other than the fees and expense reimbursements payable under the Advisory Agreement, including but not limited to benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from many of the brokers that execute purchases and sales of securities on behalf of its clients on an agency basis), 12b-1 fees and sales charges to be received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolio’s shares, transfer agency fees to be paid by the Portfolio to a wholly owned subsidiary of the Adviser, and brokerage commissions to be paid by the Portfolio to brokers affiliated with the Adviser. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Portfolio.

34	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

Investment Results

Since the Portfolio had not yet commenced operations and there were no existing AllianceBernstein funds with the same investment style as the Portfolio, no performance or other historical information for the Portfolio was available. The directors reviewed performance returns provided by the Adviser of the seed portfolio, AllianceBernstein International SMID Cap Growth, against the Portfolio’s proposed benchmark, the MSCI AC World SMID Index (ex-U.S.) for the year-to-date, 1-year and since inception periods ended May 31, 2010. The directors noted that the seed portfolio almost matched the benchmark in the year-to-date period and that it outperformed the benchmark in the 1-year and the since inception periods (inception December 2008). Based on the Adviser’s written and oral presentations regarding the management of the Portfolio, and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality portfolio management services to the Portfolio.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate to be paid by the Portfolio to the Adviser. They noted that the proposed fee arrangements reflected extensive negotiations between the directors and the Adviser, resulting in breakpoint levels lower than the Adviser’s customary level for investment companies and in a three-year cap on the Portfolio’s expenses. The directors reviewed information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Portfolio at a hypothetical common asset level of $100 million. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors also considered the fees the Adviser charges other clients pursuing an investment style substantially similar to that of the Portfolio. For this purpose, they reviewed the relevant fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer disclosing the institutional fee schedule for institutional products managed by the Adviser that have an investment style substantially similar to that of the Portfolio. The directors noted that the institutional fee schedule had breakpoints at lower asset levels than those in the fee schedule applicable to the Portfolio and that the application of the institutional fee schedule to the hypothetical asset level of $100 million of the Portfolio would result in a fee rate lower than that in the Portfolio’s Advisory Agreement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also reviewed information that indicated that the Portfolio would pay a higher fee rate than certain registered investment companies with an investment style similar to that of the Portfolio that are sub-advised by the Adviser.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	35

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Portfolio relative to institutional clients and sub-advised funds. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Portfolio, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the estimated total expense ratio of the Class A shares of the Portfolio assuming $100 million in assets under management in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Portfolio and an Expense Universe as a broader group, consisting of all funds in the investment classification/objective with a similar load type as the Portfolio. Because of the small number of funds in the Lipper category for the Portfolio, Lipper had expanded the Portfolio’s Expense Group and Expense Universe to include peers that have a similar but not the same Lipper investment classification/objective.

The estimated expense ratio of the Portfolio reflected fee waivers and/or expense reimbursements as a result of an expense limitation agreement between the Adviser and the Fund in respect of the Portfolio. The directors noted that it was likely that the expense ratios of some of the other funds in the Portfolio’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary and temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Portfolio by others.

The information reviewed by the directors showed that, at the Portfolio’s hypothetical size of $100 million, its anticipated contractual effective advisory fee rate of 100 basis points was the same as the Expense Group median. The directors recognized that the Adviser’s total compensation from the Portfolio pursuant to the Advisory Agreement would be increased by amounts paid pursuant to the expense reimbursement provision in the Advisory Agreement, and that the impact of such expense reimbursement would depend on the size of the Portfolio and the extent to which the Adviser requests reimbursements pursuant to this provision. The Lipper analysis reflected the Adviser’s agreement to cap the Portfolio’s expense ratio for a period of three years after the Portfolio commences operations. The directors recognized that, based on estimated expenses, actual expenses of the Portfolio were likely to be less than the expense cap at portfolio asset levels in excess of approximately $200 million. The Portfolio’s anticipated

36	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

expense ratio was lower than the Expense Group and the Expense Universe medians. The directors concluded that the Portfolio’s anticipated expense ratio was satisfactory.

Economies of Scale

The directors noted that the advisory fee schedule for the Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The directors also considered presentations by an independent consultant discussing economies of scale in the mutual fund industry and for the AllianceBernstein Funds, as well as a presentation by the Adviser concerning certain of its views on economies of scale. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for establishing breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolio, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Portfolio’s breakpoint arrangements would result in a sharing of economies of scale in the event the Portfolio attracts significant amounts of assets.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	37

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein L.P. (the “Adviser”), and AllianceBernstein Cap Fund, Inc. ( the ‘Fund”) in respect of the AllianceBernstein International Discovery Equity Portfolio (the “Portfolio”).2

The Portfolio’s investment objective is long-term growth of capital. The Portfolio plans to invest at least 80% of its assets, under normal circumstances, in a diversified portfolio of growth stocks issued by non-U.S. companies having small to mid-sized (“SMID”) capitalizations ranging from approximately $100 million to $13 billion.3 When fully invested, the Portfolio expects to hold, under normal circumstances, approximately 150-200 positions. Companies located in emerging markets will make up a significant portion of the Portfolio’s investable universe.

The evaluation of the Investment Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the September 1, 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the ‘40 Act) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

1	It should be noted that the Senior Officer’s fee evaluation was completed on July 22, 2010 and presented to the Board of Directors on August 3-5, 2010. Subsequent to July 22, 2010, as a result of negotiations conducted between the Board of Directors and the Adviser, a supplemental memo, dated August 5, 2010, was presented to the Board on August 5, 2010, to reflect changes made to the proposed advisory fee schedule and the extension of the effective period of the expense caps.

2	Future references to the Portfolios do not include “AllianceBernstein.”

3	Relative capitalization ranges can be expected to vary over time, but the Portfolio expects that most of its investments will be securities within the capitalization range of the Portfolio’s benchmark.

38	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

INVESTMENT ADVISORY FEES, NET ASSETS, EXPENSE CAP & RATIO

The Adviser initially proposed that the Portfolio pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The proposed advisory fee schedule of the Portfolio had higher fees than the advisory fee schedule of the International category, in which the Portfolio would have been categorized, had the Adviser proposed to implement the NYAG related fee schedule.4

Category	Advisory Fee Schedule Based on the Average Daily Net Assets of the Portfolio	Portfolio
Other	100 bp on 1st $2.5 billion 90 bp on next $2.5 billion 85 bp on the balance	International Discovery Equity Portfolio

As a result of negotiations conducted between the Board of Directors and the Adviser during the August 3-5, 2010 meetings, the proposed advisory fee schedule was amended as follows:

Category	Advisory Fee Schedule Based on the Average Daily Net Assets of the Portfolio	Portfolio
Other	100 bp on 1st $1 billion 95 bp on next $1 billion 90 bp on next $1 billion 85 bp on the balance	International Discovery Equity Portfolio

In addition to paying the advisory fee, the Investment Advisory Agreement provides for the Adviser to be reimbursed for providing administrative and accounting services.

4	The NYAG related fee schedule, implemented in January 2004 in connection with the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule. The advisory fee schedule for the International Category is as follows: 0.75% on the first $2.5 billion, 0.65% on the next $2.5 billion, and 0.60% on the balance.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	39

Under the Portfolio’s Expense Limitation Undertaking, the Adviser has agreed to waive that portion of its management fees and/or reimburse the Portfolio for that portion of the Portfolio’s total operating expenses to the degree necessary to limit the Portfolio’s total expense ratios to the amounts set forth below for the Portfolio’s fiscal year. The waiver is terminable by the Adviser three years after the Portfolio commences operations.5 Also set forth below are the Portfolio’s estimated gross expense ratios based on an initial estimate of the Portfolio’s net assets at $100 million.

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking			Estimated Gross Expense Ratio		Fiscal Year End
International Discovery Equity Portfolio	Advisor Class A Class C Class R Class K Class I	1.25 1.55 2.25 1.75 1.50 1.25	% % % % % %	1.65 1.95 2.65 2.15 1.90 1.65	% % % % % %	July 31

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services to be provided by the Adviser to the Portfolio that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio will be more costly than those for institutional client assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser will be reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors will be more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in

5	Initially, the Adviser had proposed to set expense caps for the Portfolio for its initial period ending July 31, 2012. The Directors understand that based on estimated expenses, it is anticipated that the expense cap will be of no effect at portfolio asset levels in excess of approximately $200 million.

40	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although arguably still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and legal and reputational risks are greater, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.6 The Adviser recently established an institutional account service, International SMID Cap Growth, that will have a substantially similar investment style as the Portfolio, and its advisory fee schedule is set forth in the table below. Also presented is the advisory fee schedule of institutional accounts that invest in Emerging Markets Growth. In addition to the institutional advisory fee schedules, set forth are

6	The Supreme Court recently held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), slip op. at 9, 559 U.S. 2010. In the Jones v. Harris decision, the Supreme Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section §36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.” Jones v. Harris at 11.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	41

what would have been the effective advisory fees of the Portfolio had the institutional advisory fee schedules been applicable to the Portfolio based on an initial estimate of the Portfolio net assets at $100 million:7

Portfolio	Initial Estimated Net Assets ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Effective Portfolio Adv. Fee
International Discovery Equity Portfolio	$100.0	International SMID Cap Growth 100 bp on 1st $25 million 85 bp on next $25 million 75 bp on next $50 million 65 bp on the balance Minimum Account Size: $25m	0.838	1.000

International Discovery Equity Portfolio	$100.0	Emerging Markets Growth 100 bp on 1st $25 million 90 bp on next $25 million 75 bp on the balance Minimum Account Size: $25m	0.850	1.000

The Adviser manages AllianceBernstein International Growth Fund, Inc. (“International Growth Fund, Inc.”), a retail mutual fund that has a somewhat similar investment style as the Portfolio.8 Set forth in the table below is the advisory fee schedule of International Growth Fund, Inc., the Portfolio’s effective advisory fee and what would have been the effective advisory fees of the Portfolio had the advisory fee schedule of the retail mutual fund been applicable to the Portfolio based on an initial estimate of the Portfolio’s net asset at $100 million:

Portfolio	AllianceBernstein Mutual Funds (“ABMF”)	Fee Schedule	Effective ABMF Advisory Fee	Effective Portfolio Advisory Fee
International Discovery Equity Portfolio	International Growth Fund, Inc.	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	0.750%	1.000%

7	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

8	The advisory fee schedule of International Growth Fund, Inc. was affected by the December 2003 settlement between the Adviser and the NYAG. The NYAG related master fee schedule, implemented in January 2004, contemplates eight categories with almost all of the AllianceBernstein funds in each category having the same advisory fee schedule.

42	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

The Adviser also manages the AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which offers variable annuity and variable life contract policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. AVPS – International Growth Portfolio and has a somewhat similar investment style as the Portfolio and its advisory fee schedule is set forth in the table below9. Also shown is the Portfolio’s effective advisory fee and what would have been the effective advisory fees of the Portfolio had the advisory fee schedule of the AVPS portfolio been applicable to the Portfolio based on an initial estimate of the Portfolio’s net assets at $100 million:

Portfolio	AVPS Portfolio	Fee Schedule	Effective AVPS Advisory Fee	Effective Portfolio Advisory Fee
International Discovery Equity Portfolio	AVPS – International Growth Portfolio	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	0.750%	1.00%

The Adviser manages the Sanford C. Bernstein Fund, Inc. (the “SCB Fund”), an open-end management investment company. Tax-Managed International Portfolio and International Portfolio of the SCB Fund have a somewhat similar investment style as the anticipated Portfolio and their advisory fee schedules are set forth below. Emerging Markets Portfolio of the SCB Fund, which invests primarily in emerging markets growth and value securities, is also set forth below. Also presented are the Portfolio’s effective advisory fees and what would have been the effective advisory fee of the Portfolio had the SCB Fund fee schedules been applicable to the Portfolio based on an initial estimate of the Portfolio’s net assets at $100 million:

Portfolio	SCB Fund Portfolio	Fee Schedule	Effective SCB Fund Advisory Fee	Effective Portfolio Advisory Fee
International Discovery Equity Portfolio	Tax-Managed International Portfolio	92.5 bp on 1st $1 billion 85 bp on next $3 billion 80 bp on next $2 billion 75 bp on next $2 billion 65 bp on next $2 billion 60 bp thereafter	0.925%	1.000%

	International Portfolio	92.5 bp on 1st $1 billion 85 bp on next $3 billion 80 bp on next $2 billion 75 bp on next $2 billion 65 bp thereafter	0.925%	1.000%

9	The advisory fee schedules of the AVPS portfolios were also affected by the settlement between the Adviser and the NYAG.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	43

Portfolio	SCB Fund Portfolio	Fee Schedule	Effective SCB Fund Advisory Fee	Effective Portfolio Advisory Fee
International Discovery Equity Portfolio	Emerging Markets Portfolio	117.5 bp on 1st $1 billion 105 bp on next $1 billion 100 bp on next $1 billion 90 bp on next $3 billion 85 bp thereafter	1.175%	1.000%

The Adviser provides sub-advisory investment services to certain other investment companies managed by other fund families that have a somewhat similar investment style as the Portfolio. The Adviser charges the fees set forth below for its Emerging Market Growth sub-advisory relationship. Also shown are the Portfolio’s effective advisory fee based on an initial estimate of the Portfolio’s net assets at $100 million:

Portfolio	Sub-Advised Fund	Sub-Advised Fund Fee Schedule	Sub-Advised Fund Effective Fee (%)	Effective Portfolio Advisory Fee (%)
International Discovery Equity Portfolio	Client #1	AB Emerging Markets Growth Service -If account size is less than $65 million: 90 bp -If account size is greater than or equal to $65 million: 75 bp	0.750	1.000

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser.

While it appears that the sub-advisory relationship is paying a lower fee than the proposed fee to the Portfolio, it is difficult to evaluate the relevance of such fees due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and sub-advisory relationship. There could be various business reasons why an investment adviser would be willing to manage a sub-advisory relationship for a different fee level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment advisory services, generally required by a registered investment company.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUNDS COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the contractual management fee charged to the Portfolio with fees charged to other investment companies for similar services offered by

44	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

other investment advisers.10 Lipper’s analysis included the Portfolio’s ranking with respect to the contractual management fee relative to the median of the Portfolio’s Lipper Expense Group (“EG”)11 at the approximate current asset level of the subject Portfolio.12

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. An EG will typically consist of seven to twenty funds.

The Portfolio’s original EG had an insufficient number of peers in Lipper’s view. Consequently, Lipper expanded the Portfolio’s EG to include peers that have similar but not the same Lipper investment classification/objective.

Portfolio	Contractual Management Fee (%)[13]	Lipper Exp. Group Median (%)	Rank
International Discovery Equity Portfolio[14]	1.000	1.000	5/11

However, because Lipper had expanded the EG of the Portfolio, under Lipper’s standard guidelines, the Lipper Expense Universe (“EU”) was also expanded to include the universes of those peers that had a similar but not the same Lipper

10	In considering this section, it should be noted that the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arms length.” Jones v. Harris at 14.

11	It should be noted that Lipper does not consider average account size when constructing EGs. Portfolios with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

12	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

13	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps.

14	The Portfolio’s EG includes the Portfolio, eight other International Small/Mid-Cap Growth funds (“ISMG”) and two other International Small/Mid-Cap Core funds (“ISMC”).

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	45

investment classification/objective. A “normal” EU will include funds that have the same investment classification/objective as the subject Portfolio.15

Portfolio	Expense Ratio (%)[16]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
International Discovery Equity Portfolio[17]	1.550	1.661	3/11	1.617	8/23

Based on this analysis, the Portfolio has a more favorable ranking on a total expense ratio basis than on a management fee basis.

As the Portfolio has not yet commenced operations, its estimated expenses are not affected by recent market conditions that have caused the expense ratios of many of the Portfolio’s peers to fluctuate throughout the second half of 2008 through 2009. Lipper uses expense ratio data from financial statements of the most current fiscal year in their database. This has several implications: the total expense ratio of each fund that Lipper uses in their report is based on each fund’s average net assets during its fiscal year. Since funds have different fiscal year ends, the total expense ratios of the funds may cover different twelve month periods, depending on the funds’ fiscal year ends. This is the process that Lipper always follows but given the volatile market conditions during 2008 and 2009, notably the last three months of 2008 through the first three months of 2009, when equity markets declined substantially, and conversely through the remainder of 2009, when equity markets rallied, the effects on the funds’ total expense ratio caused by the differences in fiscal year ends may be more pronounced in 2008 and 2009 compared to other years under more normal market conditions.18

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained an independent consultant to provide independent advice regarding the alignment of the two profitability systems as

15	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

16	Projected total expense ratio information pertains to the Portfolio’s Class A shares.

17	The Portfolio’s EU includes the Portfolio, EG peers, and all other ISMG and ISMC funds, excluding outliers.

18	To cite an example, the average net assets and total expense ratio of a fund with a fiscal year end of March 31, 2009 will not be reflective of the market rally that occurred post March 2009, in contrast to a fund with a fiscal year end of December 31, 2009.

46	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio has not yet commenced operations. Therefore, there is no historic profitability data with respect to the Adviser’s investment services to the Portfolio.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates will have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio

The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates will provide transfer agent and distribution related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and brokerage commissions.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, will be the Portfolio’s principal underwriter. ABI and the Adviser will disclose in the Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2009, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments).

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis.

The Portfolio may effect brokerage transactions in the future through and pay commissions to the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB.” The Adviser represented that SCB’s profitability from any business conducted in the future with the Portfolio will be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	47

also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,19 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems, can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli20 study on advisory fees and various fund characteristics.21 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.22 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

19	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.
20	The Deli study was originally published in 2002 based on 1997 data.
21	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones V. Harris at 14.
22	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

48	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE PORTFOLIO.

With assets under management of $458 billion as of June 30, 2010, the Adviser has the investment experience to manage and provide non-investment services to the Portfolio.

Since the Portfolio has not yet commenced operations, the Portfolio has no performance history. However, the Adviser provided the Directors performance returns of the seed portfolio, International SMID Cap Growth, against the Portfolio’s proposed benchmark for periods ending May 31, 2010:

	Periods Ended May 31, 2010
	YTD 2010	1 Year (%)	Annualized Since Inception (%)
AB International SMID Cap Growth seed portfolio[23]	-6.2	23.7	32.0
MSCI ACWI SMID ex US	-6.6	17.5	28.9
Inception Date: December 31, 2008

CONCLUSION:

Based on the factors discussed above and the negotiations between the Directors and the Adviser, the Senior Officer’s conclusion is that the revised advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: September 02, 2010

23	Performance returns of the seed portfolio are net of the proposed total expense ratio cap of 155 basis points for the Portfolio’s Class A shares.

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	49

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Conservative Wealth Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Conservative Wealth Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Growth Fund

Global Thematic Growth Fund

Greater China ‘97 Fund

International Discovery Equity Portfolio

International Growth Fund

Value Funds

Domestic

Balanced Shares

Core Opportunities Fund*

Growth & Income Fund

Small/Mid Cap Value Fund

Equity Income Fund*

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

Arizona Municipal Bond Inflation Strategy California High Income Massachusetts Michigan	Minnesota National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Ibero-America Fund

Alternatives

Real-Asset Strategy*

Market Neutral Strategy-Global

Market Neutral Strategy-U.S

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to March 1, 2010, Core Opportunities Fund was named the Focused Growth & Income Fund. Prior to August 31, 2010, Equity Income Fund was named Utility Income Fund. Prior to September 27, 2010, Real-Asset Strategy was named Multi-Asset Inflation Strategy.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

50	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

AllianceBernstein Family of Funds

NOTES

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO •	51

NOTES

52	• ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

IDE-0152-1210

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 25, 2011